Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
BlueScope Steel Ltd.	59,621	$400,097
Fortescue Metals Group Ltd.	217,184	1,700,597
Harvey Norman Holdings Ltd.	22,530	41,006
Origin Energy Ltd.	69,974	254,715
Qantas Airways Ltd.	42,460	107,302
Santos Ltd.	50,892	164,596
Sonic Healthcare Ltd.	32,251	574,110
South32 Ltd.	591,277	768,411

		4,010,834

Austria — 0.2%
OMV AG	7,616	249,420
Raiffeisen Bank International AG	16,410	282,729
voestalpine AG	16,162	334,484

		866,633

Belgium — 0.4%
Solvay SA	5,944	463,805
UCB SA	11,941	1,092,618

		1,556,423

Canada — 2.4%
Air Canada(a)	8,067	117,554
AltaGas Ltd.	18,728	224,367
Bausch Health Companies Inc.(a)	72,225	1,307,793
Canadian Natural Resources Ltd.	39,473	662,454
Cenovus Energy Inc.	38,998	141,790
Empire Co. Ltd., Class A, NVS	20,988	464,352
First Quantum Minerals Ltd.	80,589	493,183
George Weston Ltd.	9,492	674,783
Husky Energy Inc.	25,578	82,317
Loblaw Companies Ltd.	22,955	1,132,091
Lundin Mining Corp.	36,080	177,159
Magna International Inc.	23,636	923,011
Metro Inc.	20,025	825,682
Open Text Corp.	21,812	826,028
Ovintiv Inc.(b)	27,737	173,737
Power Corp. of Canada	19,873	318,494
Stars Group Inc. (The)(a)	9,529	266,396
Teck Resources Ltd., Class B	104,088	919,515

		9,730,706

Denmark — 0.8%
AP Moller — Maersk A/S, Class A	220	203,020
AP Moller — Maersk A/S, Class B, NVS	794	789,261
Carlsberg A/S, Class B	8,886	1,120,234
Danske Bank A/S(a)	76,675	909,655
H Lundbeck A/S	5,733	208,843
Pandora A/S	4,859	172,581

		3,403,594

Finland — 0.5%
Nokia OYJ	613,405	2,233,271

France — 10.0%
Atos SE	16,348	1,164,962
AXA SA	133,412	2,366,659
BNP Paribas SA	121,034	3,801,402
Bouygues SA	15,454	475,811
Carrefour SA	93,727	1,385,386
Casino Guichard Perrachon SA(b)	12,565	471,088
Cie. de Saint-Gobain	62,347	1,653,268

Security	Shares	Value

France (continued)
Cie. Generale des Etablissements Michelin SCA	10,205	$995,918
CNP Assurances(a)	10,902	112,544
Credit Agricole SA	118,614	946,062
Electricite de France SA	82,618	658,235
Engie SA	213,044	2,311,069
Eutelsat Communications SA	10,148	113,819
Faurecia SE	5,617	203,395
Iliad SA	1,100	163,857
Orange SA	118,419	1,444,258
Peugeot SA	89,216	1,277,666
Publicis Groupe SA	15,650	465,047
Renault SA	30,416	603,195
Sanofi	141,590	13,831,898
Societe Generale SA	139,080	2,172,287
TOTAL SA	114,192	4,108,697
Valeo SA	12,116	280,940

		41,007,463

Germany — 6.6%
Bayer AG, Registered	143,266	9,437,122
Bayerische Motoren Werke AG	28,409	1,681,840
Commerzbank AG	169,911	627,913
Continental AG	3,960	334,846
Covestro AG(c)	18,545	623,183
Daimler AG, Registered(b)	71,311	2,463,102
Deutsche Bank AG, Registered	363,357	2,697,541
Deutsche Lufthansa AG, Registered(a)(b)	61,284	547,601
Fresenius Medical Care AG & Co. KGaA	19,483	1,529,205
Fresenius SE & Co. KGaA	40,974	1,778,548
HeidelbergCement AG	17,685	840,287
Merck KGaA	11,565	1,343,984
METRO AG	28,237	245,197
RWE AG	54,347	1,561,969
TUI AG(b)	24,268	96,882
Uniper SE	21,621	580,196
United Internet AG, Registered	5,280	181,881
Volkswagen AG	4,061	606,264

		27,177,561

Hong Kong — 3.4%
Bank of East Asia Ltd. (The)	76,600	158,575
CK Asset Holdings Ltd.	550,000	3,393,628
CK Hutchison Holdings Ltd.	579,000	4,185,004
Hang Lung Properties Ltd.	220,000	460,425
Jardine Matheson Holdings Ltd.	23,200	1,019,872
Jardine Strategic Holdings Ltd.	22,000	474,100
Kerry Properties Ltd.	220,000	590,076
NWS Holdings Ltd.	220,000	223,841
Sino Land Co. Ltd.	440,000	600,603
Swire Pacific Ltd., Class A	39,500	253,175
WH Group Ltd.(c)	1,584,000	1,491,977
Wharf Real Estate Investment Co. Ltd.	221,058	911,639
Yue Yuen Industrial Holdings Ltd.	34,000	53,346

		13,816,261

Ireland — 0.1%
AIB Group PLC(a)	38,060	52,109
Bank of Ireland Group PLC	104,810	211,573

		263,682

Israel — 0.9%
Bank Hapoalim BM	75,023	485,902
Bank Leumi Le-Israel BM	82,870	451,011

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Isracard Ltd.	1	$3
Teva Pharmaceutical Industries Ltd., ADR(a)	270,714	2,907,468

		3,844,384

Italy — 2.6%
Enel SpA	642,875	4,391,023
Eni SpA	143,113	1,365,934
Intesa Sanpaolo SpA	943,239	1,470,143
Leonardo SpA	35,462	244,469
Mediobanca Banca di Credito Finanziario SpA	39,166	226,847
Telecom Italia SpA/Milano(a)	1,407,472	557,444
UniCredit SpA(a)	293,310	2,258,153

		10,514,013

Japan — 42.0%
Aeon Mall Co. Ltd.	22,000	281,031
AGC Inc.	23,600	595,655
Aisin Seiki Co. Ltd.	13,300	387,427
Ajinomoto Co. Inc.	44,000	788,367
Alfresa Holdings Corp.	22,300	450,025
Alps Alpine Co. Ltd.	22,000	231,038
Amada Co. Ltd.	35,500	326,334
ANA Holdings Inc.(a)	22,000	473,390
Asahi Group Holdings Ltd.	44,000	1,538,879
Asahi Kasei Corp.	100,700	720,396
Astellas Pharma Inc.	132,400	2,211,929
Bridgestone Corp.	22,300	704,441
Brother Industries Ltd.	44,000	755,450
Canon Inc.	132,000	2,819,975
Central Japan Railway Co.	14,400	2,289,914
Chiba Bank Ltd. (The)	79,000	370,861
Chubu Electric Power Co. Inc.	110,000	1,500,304
Coca-Cola Bottlers Japan Holdings Inc.	4,500	81,849
Concordia Financial Group Ltd.	144,100	447,386
Credit Saison Co. Ltd.	22,000	254,080
Dai Nippon Printing Co. Ltd.	22,000	471,127
Daicel Corp.	13,600	111,410
Dai-ichi Life Holdings Inc.	66,000	840,006
Daito Trust Construction Co. Ltd.	5,500	530,533
Daiwa House Industry Co. Ltd.	132,000	3,403,843
Daiwa House REIT Investment Corp.	221	538,369
Daiwa Securities Group Inc.	154,600	648,269
Denso Corp.	22,000	784,252
East Japan Railway Co.	24,300	1,789,067
Electric Power Development Co. Ltd.	44,000	888,764
Fuji Electric Co. Ltd.	2,500	60,644
FUJIFILM Holdings Corp.	66,000	3,171,777
Fujitsu Ltd.	24,000	2,364,427
Fukuoka Financial Group Inc.	22,100	320,335
Hankyu Hanshin Holdings Inc.	22,000	761,210
Hino Motors Ltd.	35,400	213,853
Hitachi Ltd.	187,200	5,673,682
Hitachi Metals Ltd.	13,700	135,290
Honda Motor Co. Ltd.	176,000	4,296,517
Hulic Co. Ltd.	44,100	442,093
Idemitsu Kosan Co. Ltd.	22,000	508,159
IHI Corp.	25,600	323,426
Iida Group Holdings Co. Ltd.	22,000	296,049
Inpex Corp.	78,700	508,623
Isuzu Motors Ltd.	35,500	273,848
ITOCHU Corp.	250,200	4,971,946

Security	Shares	Value

Japan (continued)
J Front Retailing Co. Ltd.	22,000	$182,896
Japan Airlines Co. Ltd.	22,000	399,121
Japan Post Bank Co. Ltd.	35,400	330,711
Japan Post Holdings Co. Ltd.	187,600	1,517,150
Japan Post Insurance Co. Ltd.	22,000	284,322
Japan Tobacco Inc.	154,000	2,901,136
JFE Holdings Inc.	110,000	744,752
JSR Corp.	22,100	421,602
JTEKT Corp.	44,000	327,526
JXTG Holdings Inc.	319,200	1,142,356
Kajima Corp.	66,000	697,433
Kamigumi Co. Ltd.	22,000	391,509
Kansai Electric Power Co. Inc. (The)	123,200	1,273,072
Kawasaki Heavy Industries Ltd.	22,000	338,224
KDDI Corp.	110,000	3,198,111
Komatsu Ltd.	66,200	1,276,827
Konica Minolta Inc.	79,800	314,170
Kuraray Co. Ltd.	44,000	446,439
Kyocera Corp.	44,000	2,377,856
Kyushu Electric Power Co. Inc.	57,400	457,869
Kyushu Railway Co.	22,100	599,956
LIXIL Group Corp.	22,000	269,098
Marubeni Corp.	404,500	1,982,120
Mazda Motor Corp.	57,200	327,361
Mebuki Financial Group Inc.	155,900	330,942
Medipal Holdings Corp.	22,300	436,678
MINEBEA MITSUMI Inc.	22,000	364,969
Mitsubishi Chemical Holdings Corp.	209,700	1,210,724
Mitsubishi Corp.	274,300	5,899,752
Mitsubishi Electric Corp.	166,300	2,084,679
Mitsubishi Estate Co. Ltd.	110,300	1,817,962
Mitsubishi Gas Chemical Co. Inc.	22,000	273,418
Mitsubishi Heavy Industries Ltd.	44,000	1,137,083
Mitsubishi Materials Corp.	22,000	455,903
Mitsubishi Motors Corp.	35,700	101,824
Mitsubishi UFJ Financial Group Inc.	1,654,700	6,720,309
Mitsubishi UFJ Lease & Finance Co. Ltd.	35,500	172,296
Mitsui & Co. Ltd.	339,100	4,801,023
Mitsui Chemicals Inc.	22,000	437,387
Mitsui OSK Lines Ltd.	22,000	389,452
Mizuho Financial Group Inc.	2,911,400	3,425,016
NEC Corp.	22,700	884,140
Nexon Co. Ltd.	22,000	358,797
NGK Insulators Ltd.	22,000	292,963
NGK Spark Plug Co. Ltd.	22,000	333,698
NH Foods Ltd.	22,000	793,099
Nikon Corp.	22,000	207,173
Nippon Building Fund Inc.	55	330,715
Nippon Express Co. Ltd.	3,800	187,983
Nippon Steel Corp.	144,100	1,228,829
Nippon Telegraph & Telephone Corp.	110,000	2,513,022
Nippon Yusen KK	22,000	294,197
Nissan Motor Co. Ltd.	230,300	796,418
Nomura Holdings Inc.	317,100	1,333,816
NSK Ltd.	35,300	246,920
NTT DOCOMO Inc.	66,000	1,942,937
Obayashi Corp.	122,800	1,093,240
Oji Holdings Corp.	100,700	517,931
ORIX Corp.	143,800	1,733,373
Osaka Gas Co. Ltd.	44,000	822,518

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	44,000	$1,750,783
Renesas Electronics Corp.(a)	66,200	359,059
Resona Holdings Inc.	273,700	862,551
Ricoh Co. Ltd.	123,400	853,939
Rohm Co. Ltd.	9,400	603,021
Sega Sammy Holdings Inc.	100	1,226
Seiko Epson Corp.	44,000	504,867
Sekisui Chemical Co. Ltd.	22,100	283,135
Sekisui House Ltd.	44,100	766,446
Seven & i Holdings Co. Ltd.	112,000	3,721,289
Shimizu Corp.	88,000	687,969
Shinsei Bank Ltd.(a)	44,000	536,962
Shizuoka Bank Ltd. (The)	57,300	350,439
Showa Denko KK	22,000	488,615
SoftBank Group Corp.	97,900	4,241,555
Sompo Holdings Inc.	22,000	720,064
Subaru Corp.	44,000	894,936
SUMCO Corp.	44,000	637,771
Sumitomo Chemical Co. Ltd.	231,900	724,315
Sumitomo Corp.	274,000	3,147,791
Sumitomo Dainippon Pharma Co. Ltd.	22,000	308,187
Sumitomo Electric Industries Ltd.	66,000	687,249
Sumitomo Heavy Industries Ltd.	22,100	474,095
Sumitomo Metal Mining Co. Ltd.	22,000	559,284
Sumitomo Mitsui Financial Group Inc.	176,000	4,680,825
Sumitomo Mitsui Trust Holdings Inc.	44,000	1,300,641
Sumitomo Rubber Industries Ltd.	13,700	134,905
Suzuken Co. Ltd.	9,800	381,241
Suzuki Motor Corp.(b)	22,000	713,686
Taiheiyo Cement Corp.	22,000	439,856
Taisei Corp.	22,000	696,404
TDK Corp.	22,000	1,929,770
Teijin Ltd.	22,000	354,888
THK Co. Ltd.	22,000	536,345
Tohoku Electric Power Co. Inc.	57,600	545,647
Tokyo Electric Power Co. Holdings Inc.(a)	426,200	1,446,772
Toppan Printing Co. Ltd.	44,000	663,281
Tosoh Corp.	44,000	546,837
Toyo Seikan Group Holdings Ltd.	22,000	226,511
Toyota Motor Corp.	176,000	10,971,300
Toyota Tsusho Corp.	22,000	532,436
West Japan Railway Co.	22,000	1,371,618
Yamada Denki Co. Ltd.	57,300	274,350
Yamaha Motor Co. Ltd.	22,000	288,643

		171,930,557

Netherlands — 3.5%
ABN AMRO Bank NV, CVA(c)	18,040	138,314
Aegon NV	277,708	714,808
AerCap Holdings NV(a)	24,335	684,300
ArcelorMittal SA	162,399	1,779,112
EXOR NV	7,575	413,932
ING Groep NV	322,320	1,768,010
Koninklijke Ahold Delhaize NV	208,457	5,059,636
NN Group NV	38,771	1,121,524
NXP Semiconductors NV	26,420	2,630,639

		14,310,275

Norway — 0.3%
Equinor ASA	41,047	576,169
Mowi ASA	34,368	590,200

Security	Shares	Value

Norway (continued)
Norsk Hydro ASA	107,655	$275,681

		1,442,050

Singapore — 0.7%
ComfortDelGro Corp. Ltd.	145,600	170,661
Keppel Corp. Ltd.	141,700	601,951
Sembcorp Industries Ltd.	165,400	190,344
Singapore Airlines Ltd.	79,100	343,327
Venture Corp. Ltd.	13,600	153,129
Wilmar International Ltd.	385,500	977,648
Yangzijiang Shipbuilding Holdings Ltd.	517,600	362,177

		2,799,237

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	11,579	288,780
Banco Bilbao Vizcaya Argentaria SA	656,942	2,149,291
Banco de Sabadell SA	799,778	331,214
Banco Santander SA	1,644,987	3,671,074
Bankia SA	151,597	154,222
CaixaBank SA	341,283	613,418
Mapfre SA	86,497	158,311
Repsol SA	117,361	1,068,727
Telefonica SA	305,649	1,399,369

		9,834,406

Sweden — 0.3%
Boliden AB	22,451	460,412
ICA Gruppen AB	6,943	302,964
Telia Co. AB	109,601	378,720

		1,142,096

Switzerland — 3.9%
Credit Suisse Group AG, Registered	206,506	1,867,038
Novartis AG, Registered	165,989	14,147,288

		16,014,326

United Kingdom — 15.9%
3i Group PLC	63,042	623,422
Anglo American PLC	123,246	2,200,019
Associated British Foods PLC	16,280	388,621
Aviva PLC	317,270	967,656
Barclays PLC	2,544,791	3,399,256
Barratt Developments PLC	73,099	478,536
Berkeley Group Holdings PLC	6,666	351,714
BP PLC	706,012	2,788,245
British American Tobacco PLC	452,651	17,588,164
British Land Co. PLC (The)	61,160	312,126
BT Group PLC	606,888	888,361
Carnival PLC	7,260	100,319
Centrica PLC	344,300	173,279
Coca-Cola European Partners PLC	13,643	540,809
easyJet PLC	16,510	125,616
Evraz PLC	38,940	130,258
Fiat Chrysler Automobiles NV	156,259	1,371,942
Glencore PLC	1,157,722	2,148,092
Imperial Brands PLC	168,321	3,564,715
J Sainsbury PLC	486,665	1,216,047
Kingfisher PLC	174,468	346,163
Lloyds Banking Group PLC	6,111,737	2,485,396
M&G PLC	237,380	395,982
Marks & Spencer Group PLC	118,229	137,347
Meggitt PLC	56,183	197,930
Melrose Industries PLC	319,718	402,389
Micro Focus International PLC	65,575	398,429

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	43,032	$249,572
Persimmon PLC	17,856	496,625
Rio Tinto PLC	87,253	4,055,036
Royal Bank of Scotland Group PLC	513,808	716,466
Royal Dutch Shell PLC, Class A	189,465	3,166,509
Royal Dutch Shell PLC, Class B	171,432	2,781,658
Standard Chartered PLC	253,315	1,302,040
Taylor Wimpey PLC	222,495	412,687
Tesco PLC	1,174,595	3,483,185
Vodafone Group PLC	2,076,246	2,936,805
Wm Morrison Supermarkets PLC	438,932	1,013,174
WPP PLC	92,241	722,755

		65,057,345

Total Common Stocks — 97.9% (Cost: $493,789,677)		400,955,117

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	6,231	294,968
Porsche Automobil Holding SE, Preference Shares, NVS	23,119	1,165,583
Volkswagen AG, Preference Shares, NVS	21,129	2,967,343

		4,427,894

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	659,353	262,444

Total Preferred Stocks — 1.1% (Cost: $5,641,967)		4,690,338

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(d)(e)(f)	969,121	$970,187
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(d)(e)	82,000	82,000

		1,052,187

Total Short-Term Investments — 0.3% (Cost: $1,051,198)		1,052,187

Total Investments in Securities — 99.3% (Cost: $500,482,842)		406,697,642

Other Assets, Less Liabilities — 0.7%		3,009,151

Net Assets — 100.0%		$409,706,793

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	616,641	352,480	969,121	$970,187	$47,862	(b)	$(963)	$927
BlackRock Cash Funds: Treasury, SL Agency Shares	76,000	6,000	82,000	82,000	2,083		—	—

				$1,052,187	$49,945		$(963)	$927

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	41	06/19/20	$1,297	$72,073
FTSE 100 Index	15	06/19/20	1,113	51,483
TOPIX Index	12	06/11/20	1,632	63,113

				$186,669

4

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Intl Value Factor ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$388,632,828	$12,322,289	$—	$400,955,117
Preferred Stocks	4,690,338	—	—	4,690,338
Money Market Funds	1,052,187	—	—	1,052,187

	$394,375,353	$12,322,289	$—	$406,697,642

Derivative financial instruments(a)
Assets
Futures Contracts	$186,669	$—	$—	$186,669

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

5